Income taxes (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Reconciliation of amounts due to uncertainty in income taxes
Beginning of the period	$ 271	$ 272	$ 372	$ 263	$ 2,555
Increase resulting from tax positions taken	8	4	1	16	1,075
Decrease resulting from tax positions taken	(26)		(2)	(26)	(3,319)
Cumulative translation adjustments	10	(5)	(33)	10	27
End of the period	263	271	338	263	338
Unrecognized tax benefits that, if recognized, would affect the entity annual effective tax rate	10	1	0	11	11
Interest and penalties recognized	(2)	3	1	5	(16)
Accrued interest and penalties	$ 81			$ 81		$ 73